Notes to the Consolidated Statements of Cash Flows - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries	€ 7.5	€ 0.3	€ 4.3
System Sport GmbH [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries		€ 0.7
Ballside GmbH [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries			0.2
Score Invest SAS [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries			€ 4.2